BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 65,000	$ 112,000
Extended Product Warranty Accrual	$ 54,000	54,000
T U R N O N G R E E N I N C [Member]
Cash		112,000	$ 258,000
Extended Product Warranty Accrual		$ 54,000	$ 44,000